Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Intangible Assets
Wecan tokens | item	195,788,312
Purchase price of tokens	$ 500,000
Impairment	0
Crypto assets under the cost-less-impairment model - Wecan tokens	500,000
Crypto assets measured at fair value - Ethereum (ETH) and Polygon (POL)	120,839	$ 96,000
Crypto asset, unrealized gain	24,616
License fee payable	3,661,131
License fees payable, current	2,351,152
License fees payable, noncurrent	$ 1,309,979
Ethereum
Intangible Assets
Number of crypto assets held	40.63
POL
Intangible Assets
Number of crypto assets held	1,196.71